Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

April 30, 2019

RW36-QTLY-0619
1.858600.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.8%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	17,193	$173,646
Fidelity Series Blue Chip Growth Fund (a)	20,145	311,243
Fidelity Series Commodity Strategy Fund (a)	126,014	598,568
Fidelity Series Growth Company Fund (a)	36,104	631,096
Fidelity Series Intrinsic Opportunities Fund (a)	46,916	782,084
Fidelity Series Large Cap Stock Fund (a)	44,708	679,554
Fidelity Series Large Cap Value Index Fund (a)	14,776	189,875
Fidelity Series Opportunistic Insights Fund (a)	18,543	341,370
Fidelity Series Small Cap Discovery Fund (a)	7,841	91,742
Fidelity Series Small Cap Opportunities Fund (a)	20,208	279,878
Fidelity Series Stock Selector Large Cap Value Fund (a)	41,964	517,410
Fidelity Series Value Discovery Fund (a)	28,472	365,586
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,892,473)		4,962,052

International Equity Funds - 15.3%
Fidelity Series Canada Fund (a)	8,380	89,832
Fidelity Series Emerging Markets Fund (a)	11,267	112,218
Fidelity Series Emerging Markets Opportunities Fund (a)	52,960	1,005,710
Fidelity Series International Growth Fund (a)	52,166	829,445
Fidelity Series International Small Cap Fund (a)	12,309	199,782
Fidelity Series International Value Fund (a)	86,140	830,388
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,062,238)		3,067,375

Bond Funds - 45.5%
Fidelity Series Emerging Markets Debt Fund (a)	14,789	140,790
Fidelity Series Floating Rate High Income Fund (a)	3,222	30,221
Fidelity Series High Income Fund (a)	15,994	151,944
Fidelity Series Inflation-Protected Bond Index Fund (a)	170,061	1,669,995
Fidelity Series International Credit Fund (a)	450	4,450
Fidelity Series Investment Grade Bond Fund (a)	539,151	6,027,713
Fidelity Series Long-Term Treasury Bond Index Fund (a)	115,764	1,004,832
Fidelity Series Real Estate Income Fund (a)	8,566	94,055
TOTAL BOND FUNDS
(Cost $9,067,459)		9,124,000

Short-Term Funds - 14.4%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	2,311,045	2,311,045
Fidelity Series Short-Term Credit Fund (a)	57,963	578,476
TOTAL SHORT-TERM FUNDS
(Cost $2,887,515)		2,889,521
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,909,685)		20,042,948
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,552)
NET ASSETS - 100%		$20,033,396

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$240,570	$116,227	$157,257	$37,036	$1,137	$(27,031)	$173,646
Fidelity Series Blue Chip Growth Fund	254,437	150,333	90,544	34,087	(1,438)	(1,545)	311,243
Fidelity Series Canada Fund	62,697	42,636	16,037	1,573	(280)	816	89,832
Fidelity Series Commodity Strategy Fund	294,667	399,404	59,164	22,123	(2,379)	(33,960)	598,568
Fidelity Series Emerging Markets Debt Fund	85,902	69,731	13,244	4,650	(399)	(1,200)	140,790
Fidelity Series Emerging Markets Fund	--	118,874	10,286	376	(175)	3,805	112,218
Fidelity Series Emerging Markets Opportunities Fund	745,560	517,201	224,410	69,319	(15,813)	(16,828)	1,005,710
Fidelity Series Floating Rate High Income Fund	36,451	13,962	19,474	1,978	(486)	(232)	30,221
Fidelity Series Government Money Market Fund 2.49%	1,856,330	997,777	543,062	33,513	--	--	2,311,045
Fidelity Series Growth Company Fund	514,382	334,277	195,682	57,205	(6,861)	(15,020)	631,096
Fidelity Series High Income Fund	192,720	86,536	125,419	10,514	(2,998)	1,105	151,944
Fidelity Series Inflation-Protected Bond Index Fund	941,773	948,619	234,988	23,718	(1,757)	16,348	1,669,995
Fidelity Series International Credit Fund	4,223	218	--	192	--	9	4,450
Fidelity Series International Growth Fund	615,045	395,947	178,435	45,640	(3,331)	219	829,445
Fidelity Series International Small Cap Fund	147,539	102,130	36,462	15,534	(2,324)	(11,101)	199,782
Fidelity Series International Value Fund	617,007	383,187	118,746	24,763	(4,161)	(46,899)	830,388
Fidelity Series Intrinsic Opportunities Fund	612,372	339,814	96,182	53,037	(6,327)	(67,593)	782,084
Fidelity Series Investment Grade Bond Fund	4,341,763	2,446,136	876,913	128,651	(7,821)	124,548	6,027,713
Fidelity Series Large Cap Stock Fund	549,180	323,209	162,850	55,316	(3,261)	(26,724)	679,554
Fidelity Series Large Cap Value Index Fund	153,445	77,246	41,063	7,692	(304)	551	189,875
Fidelity Series Long-Term Treasury Bond Index Fund	592,796	583,125	196,925	18,024	(3,246)	29,082	1,004,832
Fidelity Series Opportunistic Insights Fund	277,131	161,084	94,899	24,972	(2,079)	133	341,370
Fidelity Series Real Estate Income Fund	68,830	35,304	10,357	4,482	(168)	446	94,055
Fidelity Series Short-Term Credit Fund	464,603	239,378	131,588	10,035	30	6,053	578,476
Fidelity Series Small Cap Discovery Fund	74,892	39,622	20,973	5,271	(548)	(1,251)	91,742
Fidelity Series Small Cap Opportunities Fund	229,590	142,381	69,720	26,895	(2,495)	(19,878)	279,878
Fidelity Series Stock Selector Large Cap Value Fund	419,254	228,514	114,083	38,054	(2,026)	(14,249)	517,410
Fidelity Series Value Discovery Fund	296,694	153,010	71,296	19,020	(1,237)	(11,585)	365,586
Total	$14,689,853	$9,445,882	$3,910,059	$773,670	$(70,747)	$(111,981)	$20,042,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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